DIVESTMENT	6 Months Ended
Jun. 30, 2024
DIVESTMENT
DIVESTMENT

12 DIVESTMENTS

On 31 May 2024, the Group completed the disposal of the rights in Chapstick brand for a cash consideration of £324m ($410m), as well as a passive minority interest valued at £81m. No pre-tax loss or gain was recognised on the disposal.

On 26 June 2024, the Group entered into a binding agreement for the sale of the nicotine replacement therapy business outside the US to Dr Reddy’s Laboratories SA for a total consideration of £500m (with additional proceeds from the transfer of inventory). The consideration of £500m is structured as an upfront cash payment of £458m, with a further up to £42m deferred performance-based consideration payable during 2025. The Group has reclassified £247m of intangible asset, £133m of goodwill and £20m of inventory relating to the business as assets held for sale. The Group has also reclassified £35m of deferred tax liabilities to liabilities held for sale. The divestment is consistent with the Group’s strategy of proactively managing its portfolio.